Related Party Transactions (Details) $ in Thousands													1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 21, 2023	Oct. 18, 2023 USD ($)	Sep. 27, 2023 USD ($)	Sep. 14, 2023 USD ($)	Aug. 28, 2023 USD ($)	Aug. 10, 2023 USD ($)	Jul. 10, 2023 USD ($)	Jul. 03, 2023 USD ($)	Jun. 28, 2023 USD ($)	Jun. 06, 2023 USD ($)	Feb. 01, 2023	Jun. 30, 2023 USD ($) item	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) item	Jun. 30, 2022 USD ($)
Related Party Transactions
IC DISC Commissions																			$ 2,833	$ 2,833	$ 9,907
Promissory note													$ 495							495
Amount of borrowing																				7,596
Repayment of borrowing																				7,596
Interest expense														$ 3,052	$ 3,207			$ 9,520	9,105	11,715	4,056
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Secured Overnight Financing Rate (SOFR) [Member]																Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Description of Variable Rate Basis		30-day SOFR																30-day SOFR
Revolving Credit Facility, Net	$ 77,336													77,336				$ 77,336
Agreement | Distribution Service [Member]
Related Party Transactions
Sales to related party																				220
Related Party Transaction, Term of Advance Notice Period to Terminate Agreement												6 months
Related party
Related Party Transactions
Sales to related party																				16,800	7,500
Costs																				8,300	11,400
Related party | Bruce Ogilvie
Related Party Transactions
Maximum borrowing capacity								$ 5,000	$ 10,000
Amount of borrowing							$ 17,000				$ 7,600
Repayment of borrowing										$ 7,600
Amount outstanding on the shareholder loan				$ 10,000
Revolving Credit Facility, Net									17,000
Related party | Captive insurance policies
Related Party Transactions
Total Captive Policy Expenses													$ 0							0	1,600
Ogilvie 2023 Line of Credit | Related party
Related Party Transactions
Maximum borrowing capacity									17,000
Amount of borrowing					$ 7,000		$ 17,000	$ 5,000	$ 10,000
Repayment of borrowing			$ 7,000			$ 7,000
Interest expense														300				800
Amount outstanding on the shareholder loan																		$ 10,000
Spread on interest rate																		5.50%
Interest rate on related party	10.80%
IC-DISC | Related party
Related Party Transactions
IC DISC Commissions														0	0			$ 0	2,800	2,800	$ 9,900
Amount of forgiveness																$ 6,600	$ 6,600			$ 6,600
GameFly Holdings, LLC | Related party | Distribution Agreement
Related Party Transactions
Sales to related party														50	0			220	0
Additional sales to related party														2,800	1,200			7,900	3,500
MVP Logistics, LLC | Related party | Freight shipping fees, transportation costs, warehouse distribution, and 3PL management services
Related Party Transactions
Costs														$ 0	$ 1,400			$ 1,000	$ 6,800
Adara and two of its then shareholders | Related party | Promissory notes
Related Party Transactions
Number of notes executed | item													2							2
Amount of promissory notes													$ 250							$ 250
Promissory note													$ 500							$ 500